UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number

                                   811-04722

                             FMI Mutual Funds, Inc.
                             ----------------------
                (Exact name of registrant as specified in charter)

                           100 East Wisconsin Avenue
                                   Suite 2200
                              Milwaukee, WI  53202
                              --------------------
               (Address of principal executive offices) (Zip code)

                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                           100 East Wisconsin Avenue
                                   Suite 2200
                              Milwaukee, WI  53202
                              --------------------
                    (Name and address of agent for service)

                                 (414) 226-4555
                                 --------------
              (Registrant's telephone number, including area code)

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

                               SEMIANNUAL REPORT
                                 MARCH 31, 2006

                              FMI Provident Trust
                                 Strategy Fund

                             A NO-LOAD MUTUAL FUND

FMI Provident Trust Strategy Fund

                                                                  April 27, 2006
Dear Fellow Shareholders:

  As detailed by Scott and his team, the FMI Provident Trust Strategy Fund enjoyed a strong first six months for the period ended March 31, 2006. Your Fund, and the equity markets in general, continue to trend higher, despite the fifteenth increase in interest rates by the Federal Reserve; soaring energy and commodity prices; consumer debt, which is at record levels; and the beginning of what would appear to be a slowing in the U.S. housing market. Historically, this would seem to be an environment against which equities would not fair favorably, but as is often the case, equity markets, in the short-term, can confound investors. The current market advance, moderately long by historic standards, was born in the fourth quarter of 2002 and has yet to experience a correction of more than eight percent. It is also our belief that we are probably in the seventh or eighth inning of the economic expansion, and while corporate profits have been extremely strong for the last several years, the rate of growth is likely to slow.

  We think that this is exactly the type of environment that favors a portfolio of companies like those in the FMI Provident Trust Strategy Fund, which is comprised of companies that are extremely financially strong, with excellent balance sheets and strong cash flows. The valuations appear reasonable, and we feel that the long-term prospects for our portfolio are very promising.

  As always, we thank all of you for your interest and investment in the FMI Provident Trust Strategy Fund, and look forward to years of successful investing alongside all of you.

Sincerely,

/s/Ted D. Kellner
Ted D. Kellner, CFA
President

          100 E. Wisconsin Ave. o Milwaukee, WI  53202 o 414-226-4555
                                www.fmifunds.com

                                                                  March 31, 2006

Dear Shareholder,

  FMI Provident Trust Strategy Fund gained 10.80% for the six months ended March 31, 2006, outperforming the Standard & Poor's 500's(1)<F1> (S&P) 6.38% gain. Our performance was aided by our significant allocation to industrial companies.

  The S&P's current dividend yield of 1.8%, combined with net corporate share repurchases in 2005 equal to 2.8% of shares outstanding, equals a total stock market "cash yield" of 4.6%. We favor stocks, where yields, share repurchases and earnings lead to rising prices over time versus static paying bonds yielding 4.5%-5.0%. Bonds appear to us as overbought as large-cap growth stocks were in 2000. Our relative valuation analysis favors mid-to-larger growth stocks with an emphasis toward industrials, financials and, more recently, retailers.

  Cash flow trends also favor stocks in 2006. Equity mutual fund assets are at an all-time record $5 trillion plus, compounding at a 16% annual growth rate since 1995, well ahead of the S&P's 11.4%. The reason for this growing mountain of cash is not equity mutual fund performance, which routinely lags the stock market indexes, but burgeoning 401(k) contributions by baby boomers saving furiously for retirement.

  We attempt to flexibly allocate the FMI Provident Trust Strategy Fund based on our analysis of economic, relative valuation and corporate trends. Negative events which would lead us to a more conservative invested position include declining consumer confidence, an inverted yield curve and trade protectionism. Thank you for your interest in and support of FMI Provident Trust Strategy Fund.

Best regards,

/s/J. Scott Harkness
J. Scott Harkness, CFA
Portfolio Manager

(1)<F1> The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

FMI Provident Trust Strategy Fund
COST DISCUSSION

As a shareholder of the FMI Provident Trust Strategy Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 through March 31, 2006.

                     INDUSTRY SECTORS AS OF MARCH 31, 2006

          Retail Trade                                           18.1%
          Finance                                                16.5%
          Health Technology                                      11.3%
          Commercial Services                                     9.9%
          Producer Manufacturing                                  8.8%
          Technology Services                                     7.8%
          Energy Minerals                                         5.8%
          Health Services                                         5.3%
          Industrial Services                                     4.6%
          Transportation                                          3.5%
          Cash & Cash Equivalents                                 8.4%

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you've incurred during the period to the costs provided in the example below.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                              Beginning Account               Ending Account             Expenses Paid During
                                                Value 10/01/05                Value 03/31/06         Period*<F2> 10/01/05-3/31/06
                                                --------------                --------------        -----------------------------
FMI Provident Trust Strategy Fund                 $1,000.00                      $1,108.00                      $5.26
Hypothetical (5% return before expenses)          $1,000.00                      $1,019.90                      $5.04


*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2005 and March 31, 2006).

FMI Provident Trust Strategy Fund
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

   SHARES                                        COST                VALUE
   ------                                        ----                -----
COMMON STOCKS -- 91.6% (A)<F4>

COMMERCIAL SERVICES SECTOR -- 9.9%
----------------------------------
            PERSONNEL SERVICES -- 9.9%
    40,000  Manpower Inc.                     $ 1,852,264         $ 2,287,200
    27,100  Robert Half International Inc.      1,012,804           1,046,331
                                              -----------         -----------
                                                2,865,068           3,333,531
ENERGY MINERALS SECTOR -- 5.8%
------------------------------
            OIL & GAS PRODUCTION -- 5.8%
    30,000  Apache Corp.                        1,797,647           1,965,300

FINANCE SECTOR -- 16.5%
-----------------------
            INVESTMENT BANKS/BROKERS -- 11.9%
     3,200  Chicago Mercantile
              Exchange Holdings Inc.              616,127           1,432,000
   150,000  Charles Schwab Corp.                2,304,729           2,581,500
                                              -----------         -----------
                                                2,920,856           4,013,500
            INVESTMENT MANAGERS -- 4.6%
    20,000  T. Rowe Price Group Inc.            1,202,862           1,564,200

HEALTH SERVICES SECTOR -- 5.3%
------------------------------
            HEALTH INDUSTRY SERVICE -- 5.3%
    20,500  Express Scripts, Inc.*<F3>            963,571           1,801,950

HEALTH TECHNOLOGY SECTOR -- 11.3%
---------------------------------
            MEDICAL SPECIALTIES -- 11.3%
    70,000  Biomet, Inc.                        2,670,559           2,486,400
    26,000  Medtronic, Inc.                     1,357,813           1,319,500
                                              -----------         -----------
                                                4,028,372           3,805,900
INDUSTRIAL SERVICES SECTOR -- 4.6%
----------------------------------
            ENGINEERING & CONSTRUCTION -- 4.6%
    17,800  Jacobs Engineering
              Group Inc.*<F3>                     794,358           1,543,972

PRODUCER MANUFACTURING SECTOR -- 8.8%
-------------------------------------
            INDUSTRIAL MACHINERY -- 4.2%
    15,000  Illinois Tool Works Inc.            1,315,812           1,444,650

            MISCELLANEOUS MANUFACTURING -- 4.6%
    38,000  Pentair, Inc.                       1,310,193           1,548,500

RETAIL TRADE SECTOR -- 18.1%
----------------------------
            DEPARTMENT STORES -- 4.7%
    29,900  Kohl's Corp.*<F3>                   1,553,978           1,584,999

            DRUGSTORE CHAINS -- 6.4%
    50,000  Walgreen Co.                        2,053,452           2,156,500

            HOME IMPROVEMENT CHAINS -- 7.0%
    50,000  Fastenal Co.                        1,420,557           2,367,000

TECHNOLOGY SERVICES SECTOR -- 7.8%
----------------------------------
            DATA PROCESSING SERVICES -- 3.0%
    16,900  Affiliated Computer
              Services, Inc.*<F3>                 854,597           1,008,254

            INFORMATION TECHNOLOGY SERVICES -- 4.8 %
    54,000  Accenture Ltd.                      1,693,510           1,623,780

TRANSPORTATION SECTOR -- 3.5%
-----------------------------
            TRUCKING -- 3.5%
    54,000  Heartland Express, Inc.             1,070,856           1,176,660
                                              -----------         -----------
            Total common stocks                25,845,689          30,938,696

PRINCIPAL
 AMOUNT
---------

SHORT-TERM INVESTMENTS -- 9.7% (A)<F4>
            VARIABLE RATE DEMAND NOTES -- 9.7%
 $ 179,309  American Family Financial
              Services, 4.47%                     179,309             179,309
 1,600,000  U.S. Bank, N.A., 4.57%              1,600,000           1,600,000
 1,490,000  Wisconsin Corporate Central
              Credit Union, 4.49%               1,490,000           1,490,000
                                              -----------         -----------
            Total short-term investments        3,269,309           3,269,309
                                              -----------         -----------
                Total investments             $29,114,998          34,208,005

            Liabilities, less cash and
              receivables -- (1.3%) (A)<F4>                          (417,875)
                                                                  -----------
                NET ASSETS                                        $33,790,130
                                                                  -----------
                                                                  -----------
            Net Asset Value Per Share
            ($0.01 par value, 300,000,000
            shares authorized), offering
            and redemption price
            ($33,790,130 / 4,405,831
            shares outstanding)                                   $      7.67
                                                                  -----------
                                                                  -----------
*<F3>     Non-income producing security.
(a)<F4>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
STATEMENT OF OPERATIONS
For the Six Month Period Ending March 31, 2006 (Unaudited)

INCOME:
  Dividends                                                      $   70,229
  Interest                                                          105,550
                                                                 ----------
     Total income                                                   175,779
                                                                 ----------

EXPENSES:
  Management fees                                                   104,406
  Administrative services                                            28,818
  Professional fees                                                  25,152
  Registration fees                                                  10,269
  Transfer agent fees                                                 9,520
  Board of Directors fees                                             5,000
  Custodian fees                                                      3,795
  Printing and postage expense                                        1,953
  Insurance expense                                                     815
  Other expenses                                                      1,378
                                                                 ----------
     Total expenses before reimbursement                            191,106
  Less expenses reimbursed by advisor                               (51,555)
                                                                 ----------
     Net expenses                                                   139,551
                                                                 ----------
NET INVESTMENT INCOME                                                36,228
                                                                 ----------
NET REALIZED GAIN ON INVESTMENTS                                    139,864
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            2,692,656
                                                                 ----------
NET GAIN ON INVESTMENTS                                           2,832,520
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $2,868,748
                                                                 ----------
                                                                 ----------

  The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS


                                                               (UNAUDITED)                 FOR THE
                                                                 FOR THE                 PERIOD FROM
                                                                SIX MONTH                JULY 1, 2005              FOR THE
                                                              PERIOD ENDING                   TO                  YEAR ENDED
                                                                MARCH 31,               SEPTEMBER 30,              JUNE 30,
                                                                   2006                      2005                    2005
                                                                   ----                      ----                    ----
OPERATIONS:
  Net investment income (loss)                                  $    36,228              $    (2,867)             $   (32,824)
  Net realized gain on investments                                  139,864                  772,670                  972,661
  Net increase (decrease) in unrealized appreciation
    on investments                                                2,692,656                  (88,036)               1,202,596
                                                                -----------              -----------              -----------
     Net increase in net assets resulting from operations         2,868,748                  681,767                2,142,433
                                                                -----------              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gains ($0.20588, $0.2316 and
    $0.49243 per share, respectively)                              (761,195)                (665,312)*<F5>           (686,434)*<F5>
                                                                -----------              -----------              -----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (1,253,379, 493,070 and
    1,494,440 shares, respectively)                               9,283,899                3,534,633                9,881,374
  Net asset value of shares issued in distributions reinvested
    (101,007, 88,054 and 105,400 shares, respectively)              728,261                  638,394                  659,146
  Cost of shares redeemed (191,554, 87,830 and
    99,059 shares, respectively)                                 (1,429,897)                (623,147)                (649,476)
                                                                -----------              -----------              -----------
     Net increase in net assets derived from Fund
       share activities                                           8,582,263                3,549,880                9,891,044
                                                                -----------              -----------              -----------
     TOTAL INCREASE                                              10,689,816                3,566,335               11,347,043
NET ASSETS AT THE BEGINNING OF THE PERIOD                        23,100,314               19,533,979                8,186,936
                                                                -----------              -----------              -----------
NET ASSETS AT THE END OF THE PERIOD (including undistributed net investment income (loss) of $36,228, $0 and
  ($7,821), respectively)                                       $33,790,130              $23,100,314              $19,533,979
                                                                -----------              -----------              -----------
                                                                -----------              -----------              -----------


*<F5>     See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

FMI Provident Trust Strategy Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)



                                       (UNAUDITED)
                                         FOR THE         FOR THE
                                        SIX MONTH      PERIOD FROM
                                      PERIOD ENDING  JULY 1, 2005 TO                     YEARS ENDED JUNE 30,
                                        MARCH 31,     SEPTEMBER 30,     ------------------------------------------------------
                                           2006           2005       2005          2004          2003        2002         2001
                                           ----           ----       ----          ----          ----        ----         ----
PER SHARE
  OPERATING PERFORMANCE:
Net asset value, beginning of period       $ 7.12      $ 7.10        $ 6.56       $ 5.22        $ 6.04       $14.02      $23.59
Income from investment operations:
  Net investment income (loss) (a)<F6>       0.01       (0.00)*<F10>  (0.02)       (0.03)        (0.02)         0.06      (0.04)
  Net realized and unrealized
    gains (losses) on investments            0.75        0.25          1.05         1.37         (0.14)(d)    (1.33)      (5.64)
                                                                                                       <F9>
                                           ------      ------        ------       ------        ------       ------      ------
Total from investment operations             0.76        0.25          1.03         1.34         (0.16)       (1.27)      (5.68)
Less distributions:
  Dividends from
    net investment income                      --          --            --        (0.00)*<F10>  (0.01)          --          --
  Distributions from
    net realized gains                      (0.21)      (0.23)        (0.49)          --         (0.65)       (6.71)      (3.89)
                                           ------      ------        ------       ------        ------       ------      ------
Total from distributions                    (0.21)      (0.23)        (0.49)       (0.00)*<F10>  (0.66)       (6.71)      (3.89)
                                           ------      ------        ------       ------        ------       ------      ------
Net asset value, end of period             $ 7.67      $ 7.12        $ 7.10       $ 6.56        $ 5.22       $ 6.04      $14.02
                                           ------      ------        ------       ------        ------       ------      ------
                                           ------      ------        ------       ------        ------       ------      ------
TOTAL RETURN                               10.80%**     3.49%**      16.96%       25.74%        (2.45%)     (15.68%)    (27.01%)
                                                 <F11>      <F11>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)     33,790      23,100        19,534        8,187         5,802        1,765      12,265
Ratio of expenses
  (after reimbursement) to
  average net assets (b)<F7>                1.00%***    1.00%***      1.20%        1.20%         1.21%        1.30%       1.30%
Ratio of net investment                          <F12>       <F12>
  income (loss) to
  average net assets (c)<F8>                0.26%***   (0.05%)***    (0.28%)      (0.54%)       (0.54%)       0.65%      (0.12%)
                                                 <F12>        <F12>
Portfolio turnover rate                     19.6%        8.3%         38.5%        48.8%         51.8%       161.7%      120.3%



(a)<F6> In 2006, 2005, 2004, 2003 and 2002, net investment income (loss) per share is calculated using average shares outstanding. In 2001, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(b)<F7> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been, for the six month period ending March 31, 2006, for the period from July 1, 2005 to September 30, 2005, and for the years ended June 30, 2005, 2004, 2003, 2002 and 2001, as follows:
          1.37%***<F12>, 2.18%***<F12>, 1.82%, 1.89%, 3.11%, 3.06% and 1.56%,
          respectively.
(c)<F8> If the Fund had paid all of its expenses, the ratios would have been, for the six month period ending March 31, 2006, for the period from July 1, 2005 to September 30, 2005, and for the years ended June 30, 2005, 2004, 2003, 2002 and 2001, as follows: (0.11%)***<F12>,
          (1.23%)***<F12>, (0.90%), (1.23%), (2.44%), (1.11%) and (0.38%),
          respectively.
(d)<F9> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
*<F10>    Amount less than $0.005 per share.
**<F11>   Not Annualized.
***<F12>  Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

FMI Provident Trust Strategy Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2006 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

       The following is a summary of significant accounting policies of the FMI Mutual Funds, Inc. (the "Company"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. This Company consists of one non-diversified fund - FMI Provident Trust Strategy Fund (the "Fund"). The Company was incorporated under the laws of Wisconsin on May 23, 1986.

       The investment objective of the Fund is to realize a combination of capital appreciation and income which will result in the highest total return by investing in a combination of equity and debt securities, while assuming reasonable risks.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates value. For financial reporting purposes, investment transactions are recorded on the trade date.

     (b) The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities.

     (c) Net realized gains and losses on sales of securities are computed on the identified cost basis.

     (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (e) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (f) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (h) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

       The Fund has entered into a management agreement with Fiduciary Management, Inc. ("FMI"), with whom certain officers and a director of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund pays 0.75% on the first $30,000,000 of the daily net assets and 0.65% on the daily net assets in excess of $30,000,000 and less than $100,000,000 and 0.60% on the daily net assets over $100,000,000.

       The Adviser entered into a sub-advisory agreement with Provident Trust Company ("PTC") to assist it in the day-to-day management of the Fund. PTC determines which securities will be purchased, retained or sold for the Fund. The Adviser pays PTC a fee equal to 0.60% up to $30,000,000 and 0.50% of the daily net assets over $30,000,000.

       FMI is contractually obligated to reimburse the Fund for expenses over 2.00% of the daily net assets of the Fund. In addition to the reimbursement required under the management agreement, FMI has voluntarily reimbursed the Fund for expenses over 1.0% of the Fund's average daily net assets. These reimbursements amounted to $51,555 for the six month period ending March 31, 2006.

       The Fund has an administrative agreement with FMI to supervise all aspects of the Fund's operations except those performed by FMI pursuant to the management agreement. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% on the first $25,000,000 of the daily net assets of the Fund, 0.1% on the daily net assets of the Fund on the next $20,000,000 and 0.05% on the daily net assets of the Fund over $45,000,000, subject to a fiscal year minimum of twenty thousand dollars.

       The Fund has entered into a Distribution Plan (the "Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may incur certain costs which may not exceed the lesser of a monthly amount equal to 0.25% of the Fund's daily net assets or the actual distribution costs incurred during the year. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the six month period ending March 31, 2006, no such expenses were incurred.

       In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

       As of September 30, 2005, the Fund changed its fiscal year from June 30 to September 30.

(3)  DISTRIBUTIONS TO SHAREHOLDERS --

    Net investment income and net realized gains, if any, are distributed to shareholders at least annually. On December 29, 2005, the Fund distributed $348,505 from net short-term realized gains ($0.09426 per share) and $412,690 from net long-term realized gains ($0.11162 per share). The distributions were paid on December 29, 2005 to shareholders of record on December 28, 2005.

(4)  INVESTMENT TRANSACTIONS --

    For the six month period ending March 31, 2006, purchases and proceeds of sales of investment securities (excluding short-term securities) were $12,711,602 and $4,552,804, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

       As of March 31, 2006, liabilities of the Fund included the following:
       Payable to brokers for securities purchased                   $854,112
       Payable to FMI for management fees and administrative fees      25,453
       Payable for shareholder redemptions                              3,920
       Other liabilities                                                    2

(6)  SOURCES OF NET ASSETS --

       As of March 31, 2006 the sources of net assets were as follows:
       Fund shares issued and outstanding                         $28,521,060
       Net unrealized appreciation on investments                   5,093,007
       Undistributed net realized gains on investments                139,835
       Undistributed net investment income                             36,228
                                                                  -----------
                                                                  $33,790,130
                                                                  -----------
                                                                  -----------
 (7) INCOME TAX INFORMATION --

       The following information for the Fund is presented on an income tax basis as of March 31, 2006:

                                 GROSS             GROSS         NET UNREALIZED
              COST OF         UNREALIZED         UNREALIZED       APPRECIATION
            INVESTMENTS      APPRECIATION       DEPRECIATION     ON INVESTMENTS
            -----------      ------------       ------------     --------------
            $29,114,998       $5,505,468          $412,461         $5,093,007

  The following information for the Fund is presented on an income tax basis as of September 30, 2005:


                                   GROSS                GROSS            NET UNREALIZED      DISTRIBUTABLE       DISTRIBUTABLE
                COST OF          UNREALIZED           UNREALIZED          APPRECIATION          ORDINARY           LONG-TERM
              INVESTMENTS       APPRECIATION         DEPRECIATION        ON INVESTMENTS          INCOME          CAPITAL GAINS
              -----------       ------------         ------------        --------------          ------          -------------
              $20,126,243        $2,961,532            $561,181            $2,400,351           $348,489            $412,670


       The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

       The tax components of dividends paid during the period from July 1, 2005 to September 30, 2005 and during the years ended June 30, 2005 and June 30, 2004, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations, as of September 30, 2005, and tax basis post-October losses as of September 30, 2005, which are not recognized for tax purposes until the first day of the following fiscal year are:



              JULY 1, 2005 TO SEPTEMBER 30, 2005                             JUNE 30, 2005                    JUNE 30, 2004
   ------------------------------------------------------------     -------------------------------   -----------------------------
      ORDINARY       LONG-TERM     NET CAPITAL                        ORDINARY         LONG-TERM        ORDINARY       LONG-TERM
       INCOME      CAPITAL GAINS       LOSS        POST-OCTOBER         INCOME        CAPITAL GAINS       INCOME      CAPITAL GAINS
   DISTRIBUTIONS   DISTRIBUTIONS    CARRYOVERS        LOSSES        DISTRIBUTIONS     DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
   -------------   -------------    ----------        ------        -------------     -------------   -------------   -------------
   $          --      $665,312      $       --     $        --       $49,207            $637,227          $3,764            $3



   Since there were no ordinary distributions paid for the period July 1, 2005 to September 30, 2005, there were no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003.

ADDITIONAL INFORMATION

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (800) 811-5311 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available on the Fund's website at http://www.fmifunds.com or the website of the Commission no later than August 31 for the prior 12 months ending June 30. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commission's website. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FMI Provident Trust Strategy Fund
ADVISORY AGREEMENT

  On December 16, 2005, the Board of Directors of the FMI Provident Trust Strategy Fund approved the continuation of the Fund's investment advisory agreement with Fiduciary Management, Inc. and its sub-advisory agreement with Provident Trust Company. Prior to approving the continuation of the agreements, the Board considered:

     o the nature, extent and quality of the services provided by Fiduciary Management, Inc. and Provident Trust Company

     o    the investment performance of the Fund

     o the cost of the services to be provided and profits to be realized by Fiduciary Management, Inc. and Provident Trust Company from their relationship with the Fund

     o the extent to which economies of scale would be realized as the Fund grew and whether fee levels reflect these economies of scale

     o    the expense ratio of the Fund

     o the manner in which portfolio transactions for the Fund are conducted, including the use of soft dollars

  In considering the nature, extent and quality of the services provided by Fiduciary Management, Inc. and Provident Trust Company, the Board of Directors reviewed a report describing the portfolio management, shareholder communication and servicing, prospective shareholder assistance and regulatory compliance services provided by Fiduciary Management, Inc. and Provident Trust Company to the Fund. In connection with the Board's review of the performance of the Fund, the Board considered the quality of portfolio management services provided by Provident Trust Company. The Board concluded that Fiduciary Management, Inc. and Provident Trust Company were providing essential services to the Fund. In particular, the Board concluded that Fiduciary Management, Inc. and Provident Trust Company were preparing reports to shareholders in addition to those required by law, and were providing services to the Fund that were in addition to the services investment advisers typically provided non-mutual fund clients.

  The Directors compared the performance of the Fund to benchmark indices over various periods of time and concluded that the performance of the Fund warranted the continuation of the agreements.

  In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed a report that concluded that Fiduciary Management, Inc. was not realizing a profit from its relationship with the Fund because of the Fund's small size and the reimbursement being made by Fiduciary Management, Inc. The Directors also reviewed reports comparing the Fund's expense ratio and advisory fees paid by the Fund to those of other comparable mutual funds and concluded that the advisory fee paid by the Fund and the Fund's expense ratio were within the range of comparable mutual funds. The Directors noted that the investment advisory fee did adjust if economies of scale were realized as the Fund grew, and considered that factor to be significant.

  Finally, the Board reviewed reports discussing the manner in which portfolio transactions for the Fund were conducted, including the use of soft dollars. Based on these reports, the Board concluded that the research obtained by Provident Trust Company was beneficial to the Fund and that Provident Trust Company was executing the Fund's portfolio transactions in a manner designed to obtain best execution for the Fund.

                       FMI PROVIDENT TRUST STRATEGY FUND
                           100 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202
                                www.fmifunds.com
                                  414-226-4555

                      INVESTMENT ADVISER AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202

                               PORTFOLIO MANAGER
                            PROVIDENT TRUST COMPANY
                    N16 W23217 Stone Ridge Drive, Suite 310
                           Waukesha, Wisconsin 53188

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                          800-811-5311 or 414-765-4124

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1800
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                              FOLEY & LARDNER LLP
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMI Provident Trust Strategy Fund unless accompanied or preceded by the Fund's current prospectus. Performance data quoted represents
                                              ----------------------------------
past performance; past performance does not guarantee future results. The
---------------------------------------------------------------------
investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment returns do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fmifunds.com.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES
-------------------------------

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

None.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The disclosure controls and procedures of the FMI Mutual Funds, Inc. are periodically evaluated. As of March 24, 2006, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b) The internal controls of the FMI Mutual Funds, Inc. are periodically evaluated. There were no changes to FMI Mutual Funds' internal control over financial reporting that occurred during the first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

ITEM 12. EXHIBITS.
-----------------

(a)  Any code of ethics or amendment thereto.  Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     FMI Mutual Funds, Inc.
     ----------------------
     Registrant

     By /s/ Ted D. Kellner
        ------------------
        Ted D. Kellner, Principal Executive Officer

     Date     May 4, 2006
           -------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     FMI Mutual Funds, Inc.
     ----------------------
     Registrant

     By /s/ Ted D. Kellner
        ------------------
        Ted D. Kellner, Principal Financial Officer

     Date     May 4, 2006
           -------------------------------------------------